Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity (Deficit)
Stockholders' Equity
12.	Stockholders’ Equity

Common Stock

In December 2020, the Company amended its Certificate of Incorporation to authorize the issuance of up to 25,000,000 shares of Class C common stock. Holders of Class C common stock are not entitled to vote, but otherwise have the same rights as holders of Class A and Class B common stock. In February 2021, in connection with the HuffPost Acquisition and concurrent $35.0 million investment by Verizon, the Company issued 21,170,037 shares of newly issued Class C common stock.

Stock Option Plan

A summary of the share activity under the Company’s stock option plan is presented below (in thousands, except per share amounts):

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Shares	Price	Term	Value
Balance as of December 31, 2020	32,127	$1.96	5.01	$19,248
Granted	2,028	2.79
Exercised	(798)	0.73
Forfeited	(7,738)	2.97
Expired	(1,603)	2.78
Balance as of September 30, 2021	24,016	$1.69	2.59	$25,699
Expected to vest at September 30, 2021	2,357	$2.74	9.35	—
Exercisable at September 30, 2021	24,016	$1.69	2.59	$25,699

As of September 30, 2021, the total share-based compensation costs not yet recognized related to unvested stock options was $2.6 million, which is expected to be recognized over the weighted-average remaining requisite service period of 3 years.

The Company currently uses authorized and unissued shares to satisfy share award exercises.

Restricted Stock Units

A summary of the restricted stock unit activity is presented below (in thousands, except per share amounts):

		Weighted Average
		Grant-Date Fair
	Shares	Value
Outstanding as of December 31, 2020	8,268	$2.61
Granted	9,260	2.81
Vested	—	—
Forfeited	(359)	2.70
Outstanding as of September 30, 2021	17,169	$2.71

As of September 30, 2021, there was approximately $46.6 million of unrecognized compensation costs related to restricted stock units.

However, only a portion of the restricted stock units are expected to satisfy the liquidity condition upon completion of the Two-Step Merger due to different liquidity conditions that exist in our restricted stock units. The liquidity condition for 8,043,830 restricted stock units is satisfied upon the occurrence of a sale transaction (“Acquisition”) or the completion of an initial public offering. The Two-Step Merger will not result in the satisfaction of this liquidity condition as it does not meet the definition of an Acquisition per the award agreements. The liquidity condition for the remaining 9,124,000 restricted stock units is satisfied upon the occurrence of other events, including a merger or acquisition or other business combination transaction involving the Company and a publicly traded special purpose acquisition company or other similar entity. Accordingly, the Two-Step Merger will satisfy the liquidity condition for these restricted stock units. Upon closing of the Two-Step Merger, we expect to recognize approximately $13.5 million of incremental stock-based compensation expense associated with these restricted stock units, based on the number of restricted stock units outstanding and the requisite service period completed at September 30, 2021, and assuming no forfeitures prior to the closing of the Two-Step Merger. The actual incremental stock-based compensation expense that will be recorded upon closing of the Two-Step Merger will depend on the timing of closing and actual forfeitures.

Stock-Based Compensation Expense

The following table summarizes stock-based compensation cost included in the condensed consolidated statements of operations (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Cost of revenue, excluding depreciation and amortization	$388	$54	$543	$61
Sales and marketing	37	28	98	31
General and administrative	59	221	160	872
Research and development	19	24	49	24
	$503	$327	$850	$988

The Company recognized no income tax benefit in the condensed consolidated statements of operations for stock-based compensation arrangements during the three and nine months ended September 30, 2021 and 2020.

10.	Stockholders’ Equity

Common Stock

In 2015, the Company amended its Certificate of Incorporation to reclassify existing Common Stock issued and outstanding to Class B Common Stock. Each share of Class B Common Stock is entitled to fifty votes. Each share of Class A Common Stock is entitled to one vote. As of December 31, 2019, there were 5,014,300 Class A common stock shares and 34,152,328 Class B common stock shares issued, respectively; and 5,014,300 Class A common stock shares and 33,904,101 Class B common stock shares outstanding, respectively.

In December 2020, the Company amended its Certificate of Incorporation to authorize the issuance of up to 25,000,000 shares of Class C Common Stock. Holders of Class C Common Stock are not entitled to vote, but otherwise have the same rights as holders of Class A and Class B Common Stock. As of December 31, 2020, there were 5,034,459 Class A common stock shares, 34,362,554 Class B common stock shares, and no Class C common stock shares, issued, respectively; and 5,034,459 Class A common stock shares, 34,114,327 Class B common stock shares, and no class C common stock shares outstanding, respectively.

Stock Option Plan

The Company’s 2008 Stock Plan (the “2008 Plan”) was adopted on June 25, 2008. The Company’s 2015 Equity Incentive Plan (“2015 Plan”) was adopted on October 30, 2015 and superseded the 2008 plan. The 2015 Plan increased the number of shares available for grant and issuance by 16,895,765. The 2015 plan allows for the grant of incentive and nonqualified stock options, restricted stock units, and stock appreciation rights to eligible participants.

On October 16, 2018, the 2015 Plan was amended to increase the maximum number of shares of common stock available for issuance by 15,700,000. At December 2020, 2019 and 2018, there were 17,327,629, 14,266,318 and 14,000,528 shares, respectively, available for future issuances.

Options are generally granted for a term of 10 years from the date of grant. Options granted under the plans may be exercised prior to vesting. Stock options generally vest over four years.

The fair value of stock option awards is estimated on the date of grant using the Black-Scholes option-pricing model based upon the following range of assumptions:

	2020	2019	2018
Exercise price	$2.29 – $2.55	$2.54 – $2.55	$2.96 – $3.07
Expected dividend yield	0%	0%	0%
Expected volatility	41% – 46%	38% – 39%	37% – 39%
Expected term (years)	5.55 – 6.07	5.80 – 6.09	5.65 – 6.25
Risk free interest rate	0.26% – 1.17%	1.58% – 2.35%	2.47% – 3.04%

The Company uses the simplified method in accordance with the applicable authoritative guidance to estimate the expected term of the option, due to the limited historical experience to date. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Since the Company’s common stock is not publicly traded for a sufficient time period, the expected volatility is based on expected volatilities of similar companies that have a history of being publicly traded. No dividends have been assumed. A summary of the share activity under the 2015 Plan is presented below (in thousands, except per share amounts):

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Shares	Price	Term	Value
Balance as of December 31, 2019	35,016	$2.00	5.03	$24,634
Granted	335	2.46	—	—
Exercised	(230)	0.62	—	—
Forfeited	(1,700)	2.86	—	—
Expired	(1,294)	2.22	—	—
Balance as of December 31, 2020	32,127	$1.96	5.01	$19,248
Expected to vest at December 31, 2020	8,427	$2.94	7.98	—
Exercisable at December 31, 2020	24,611	$1.65	4.12	$19,248

The Company records stock-based compensation expense on a straight-line basis over the vesting period. As of December 31, 2020, the total share-based compensation costs not yet recognized related to unvested stock options was $10.5 million, which is expected to be recognized over the weighted-average remaining requisite service period of 0.2 years. The weighted average fair value of stock options granted during December 31, 2020, 2019 and 2018 was $1.03, $1.01 and $1.26 respectively. The intrinsic value of stock options exercised was $0.4 million, $1.6 million, and $2.0 million for the years ended December 31, 2020, 2019, and 2018, respectively.

The Company currently uses authorized and unissued shares to satisfy share award exercises.

Restricted Stock Units

Subject to the terms and conditions of the 2015 Plan, the Board may grant restricted stock units. Restricted stock units granted under the 2015 Plan vest upon the satisfaction of both a service condition and a liquidity condition. The service condition for the majority of these awards is generally over four years.

The liquidity condition is satisfied upon the occurrence of a qualifying event, defined as a sale transaction (“Acquisition”) or the completion of an initial public offering. Under settlement procedures applicable to these awards, the Company will deliver the underlying shares (i) the date that is the earlier of (1) six (6) months after the effective date of an initial public offering of the Company’s securities and (2) March 15 of the calendar year following the year in which the initial public offering was declared effective; and (ii) the date of an Acquisition (the earlier of (i) and (ii)).

Restricted stock units for which the service condition has been satisfied are not forfeitable for the term of the restricted stock unit should employment terminate prior to the liquidity condition being met. The restricted stock units have a term of seven years.

Compensation expense will be recognized ratably over the requisite service period to the extent it is probable that the liquidity condition will be satisfied. No compensation expense has been recorded since a liquidity event has not been deemed probable.

A summary of the restricted stock unit activity is presented below (in thousands, except per share amounts):

		Weighted Average
		Grant-Date Fair
	Shares	Value
Outstanding as of December 31, 2019	8,433	$2.63
Granted	1,003	2.38
Vested	—	—
Forfeited	(1,168)	2.67
Outstanding as of December 31, 2020	8,268	$2.61

As of December 31, 2020, there was approximately $21.6 million of unrecognized compensation costs related to restricted stock units.